UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2013 – December 31, 2013

Item 1.      Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2013

Cullen International High Dividend | Cullen High Dividend Equity

Cullen Small Cap Value | Cullen Value | Cullen Emerging Markets High Dividend Equity

Cullen Funds Trust	Shareholder Letter
December 31, 2013 (Unaudited)

February 25, 2014

Retail Class Performance for the six months ended December 31, 2013 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), and Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	10.70%
Standard & Poors 500 Index	16.31%
Cullen International High Dividend Fund	13.70%
MSCI EAFE Index	17.94%
Cullen Small Cap Value Fund	18.96%
Russell 2500 Value Index	15.81%
Cullen Value Fund	15.51%
Standard & Poors 500 Index	16.31%
Cullen Emerging Markets High Dividend Fund	6.00%
MSCI Emerging Markets Index	7.94%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 24-29 of this semi-annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poor’s 500 Index during the period was primarily due to sector allocation impacts, most notably our overweight allocation to the Telecommunications Services sector and underweight allocations to Consumer Discretionary and Information Technology. The Fund’s relative underperformance was also impacted by stock selection impacts, most notably in the Financials and Information Technology sectors. The Fund’s average cash balance of approximately 5% also impacted the relative underperformance. Partially offsetting the relative underperformance were impacts from stock selection in the Telecommunications Services, Industrials, and Utilities sectors.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to sector allocation impacts, most notably our overweight allocations to the Consumer Staples and Health Care sectors and underweight allocations to the Consumer Discretionary, Financials, and Information Technology sectors. The Fund’s relative underperformance was also impacted by stock selection impacts, most notably in the Financials and Telecommunications Services sectors. The Fund’s average cash balance of approximately 4% also impacted the relative underperformance. Partially offsetting the relative underperformance were impacts from both the Fund’s overweight allocation to Telecommunication Services sector and stock selection in the Consumer Discretionary, Industrials, and Energy sectors.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to sector allocation impacts, most notably its overweight allocation to the Industrials sector and underweight allocations to the Financials and Utilities sectors. The Fund’s relative performance was also favorably impacted by stock selection impacts in the Energy, Financials, and Consumer Discretionary sectors. Partially offsetting the relative performance were impacts from stock selection in the Telecommunications Services sector and the Fund’s average cash balance of approximately 4%.

Portfolio Review-Value Fund

The Value Fund’s relative underperformance versus the Standard & Poor’s 500 Index during the period was primarily due to impacts from sector allocation, most notably underweight allocation to the Information Technology sector and an average Cash position of 6%. The Fund’s relative underperformance was also impacted by stock selection, most notably in the Materials and Information Technology sectors. Partially offsetting the relative underperformance was impact from stock selection in the Energy and Consumer Discretionary sectors and impact from the Fund’s underweight allocation to the Consumer Staples sector and overweight allocation to the Industrials sector.

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to impact from sector allocation, most notably underweight allocation to the Materials sector and an average Cash position of 6%. The Fund’s relative underperformance was also impacted by stock selection impact, most notably in the Consumer Discretionary and Materials sectors. Partially

Semi-Annual Report | December 31, 2013	1

Cullen Funds Trust	Shareholder Letter
December 31, 2013 (Unaudited)

offsetting the relative underperformance was impact from stock selection in the Financials and Telecommunications Services sectors and impact from the Fund’s overweight allocation to the Consumer Discretionary sector and underweight allocation to the Consumer Staples sector.

Outlook

In our communications in recent years, we have repeatedly emphasized the overriding role of monetary policy. While market commentators seemingly spent 2013 year talking about the imminent commencement of tapering, the reality is that the Federal Reserve Bank (the “Fed”) ended 2013 buying the same amount of securities a month as it began the year. In fact, the Fed increased its holdings of securities by US$1.1 trillion in 2013, equivalent to approximately half of the US $2.2 trillion of securities it purchased in the four years of quantitative easing that preceded 2013. Whether or not we believe in its effectiveness, Fed policy continues to center on providing extraordinary liquidity and pushing asset prices higher with the goal of lowering borrowing costs and boosting consumer and business confidence, in order to foster increased consumption and capital expenditure spending. We believe this policy is likely to continue.

Even with the start of its tapering program, the Fed is still purchasing $75 billion of Treasury and mortgage securities monthly, and International Strategy & Investment Group (“ISI”) estimates a further $435 billion in purchases in 2014. The lack of inflation continues to allow the Fed leeway to continue these purchases and while providing guidance that it intends to keep short-term rates low for the foreseeable future. Wages continue to stagnate, and slower growth in China and emerging markets dampens commodity prices, thus holding typical inflationary pressures at bay. Looking at this dynamic through the lens of interest rates, during the last two recessions and market downturns, nominal GDP growth minus the 10 year Treasury became negative and the yield curve inverted, presaging economic troubles. Currently, nominal U.S. gross domestic product (“GDP”) growth less the 10 year rate is about 1%, and the yield curve is in fact steepening.

In terms of sentiment, data suggests there is rising bullishness for the stock market, but an analysis performed by BCA Research shows that when savings accounts and money market funds are combined, cash holdings have continued to mount from $6 trillion in 2008 to $9.5 trillion currently. Despite the strong relative performance of US stocks versus bonds since the second half of 2012, the equity risk premium (S&P 500 earnings yield minus 10-year Treasury yield) still stands at 278 basis points, more than one standard deviation above the long-term average of 32 basis points. In its year-end review, the research firm, Strategas, noted the largest market decline over consecutive days in 2013 was a mere -3.9% over two days, an indication of prevailing current market psychology in our view—while participants hope for a pullback, they feel a need to jump in. Pension funds and endowments appear light on equity exposure versus fixed income and especially alternative assets classes typically associated with hedge funds. So, we are likely still to be in a market phase where money flows into the stock market.

Our research and experience suggests cycles of relative ownership of stocks versus bonds (stocks and bonds as a percentage of household assets) tend to be quite long, moving in one direction or the other for a decade or more. And, bond flows only went negative six months ago. The corporate sector presents a similar picture. Cash as a percentage of corporate assets (ex-financials) remains near a 50-year high at 4.8% versus the 3.7% average. While companies are indicating caution in their guidance, dividend growth continues to be robust at just over 10% to a new record for the S&P 500, and there continues to be room for further increases with a 33.7% payout ratio versus 49.2% average over the last 75 years.

We believe valuation is no longer as compelling as it was in recent years, but nor is it particularly worrisome. The Standard and Poors 500 Index (“S&P 500”) stands at just over 15.0 times forward consensus earnings per share in-line with the average since 1995 and 16.9 times average earnings per share at the four most recent market cycle peaks. Valuations in many markets outside the US appear more attractive, with the MSCI World Index at 14.6 times forward earnings per share (“EPS”) versus the 15.8x average calculated by the Institutional Brokers’ Estimate System (“IBES”).

We continue to believe that recent multiple expansion also reflects an anticipation of a pick-up in earnings. Given this, earnings growth should become more critical. Certainly, stock price appreciation going forward will have to rely much more on earnings growth than the multiple expansions of 2013. Consensus bottom up forecasts see earnings for the S&P 500 expanding 10.6% in 2014 to a new record of $120 per share. That would mark a big improvement over 2013, which is on track for a 4-5% gain. The economic backdrop is supportive of this as leading economic indicators have generally hooked up across developed markets.

While we thus see many factors supporting a continuation of this liquidity-driven risk asset rally, we feel we may be entering the late innings of this market cycle, the “overshoot” phase. We also remain keenly aware that the large global imbalances we have often written about in recent years—most importantly, large debt balances and over-consumption in the developed West and excessive private savings and government-led infrastructure investment in China and other emerging markets—have hardly been addressed. These imbalances continue to leave us more prone to economic shocks and financial crises. So, it is precisely in times like these, when things start to feel good, that require the most caution. We are keeping our eyes and ears open for indicators that the party is ending—higher interest rates, a flattening yield curve, profit margins relative to real wages and, most importantly, inflation. And, so we continue to believe the best way to exercise caution is to invest with a price discipline.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
December 31, 2013 (Unaudited)

One of the lead articles in the December 31, 2013 edition of The Wall Street Journal was titled “Winners of 2013: Boring Investors.” We are of course strong adherents of patient, consistent long-term investing and believe strongly that is the best way to build wealth over time versus tactical attempts at market timing, excessive diversification or high-fee hedged strategies. But the article also revealed the inclination of investors to performance chase.

One instance of this is the lure of indexing. It’s often not mentioned that during the late 1990s bubble, most remembered for the technology/telecom frenzy, the popularity of S&P Exchange Traded Funds (“ETFs”) equally brought trouble upon the average investor. For, the flaw of indexing is that companies with higher market capitalizations have greater weight in the index and those companies with increasing valuations are bought in ever increasing amounts until they reach unrealistic levels. As always, core to our investment process is valuation discipline, which is the price we are willing to pay for the quality of the businesses we want to buy and own. We believe this discipline is never more critical than in the current market environment.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The Standard & Poor’s 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI World Index is an unmanaged index of common stocks of large and mid cap companies across 23 developed markets. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

The Cullen Funds are distributed by ALPS Distributors, Inc. (2/14)

Basis Point - a unit equal to one hundredth of a percentage point.

Quantitative Easing is an unconventional monetary policy used by central banks to stimulate the national economy when standard monetary policy has become ineffective. A central bank implements quantitative easing by buying financial assets from commercial banks and other private institutions, thus increasing the monetary base. This is distinguished from the more usual policy of buying or selling government bonds in order to keep market interest rates at a specified target value.

Standard Deviation - A measure of the dispersion of a set of data from its mean.

Semi-Annual Report | December 31, 2013	3

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2013 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2013 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period July 1, 2013 to December 31, 2013(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,137.00	$6.73
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$1,132.20	$10.75
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,138.60	$5.39
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class R1
Actual	1.75%	$1,000.00	$1,134.20	$9.41
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class R2
Actual	1.50%	$1,000.00	$1,136.50	$8.08
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,107.00	$5.31
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,103.30	$9.28
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,109.00	$3.99
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Class R1
Actual	1.50%	$1,000.00	$1,104.90	$7.96
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

Class R2
Actual	1.25%	$1,000.00	$1,103.00	$6.63
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Semi-Annual Report | December 31, 2013	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2013 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period July 1, 2013 to December 31, 2013(b)
Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,189.60	$6.90
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$1,185.70	$11.02
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,191.60	$5.52
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,155.10	$5.43
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,151.70	$9.49
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,156.40	$4.08
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,060.00	$6.49
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$1,055.40	$10.36
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,060.80	$5.19
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.8%
Australia - 3.7%
BHP Billiton Ltd.	246,500	$8,361,565
Sonic Healthcare Ltd.	445,000	6,587,884
		14,949,449

Canada - 3.9%
Canadian Oil Sands Ltd.	1,100	20,691
Manulife Financial Corp.	762,000	15,034,260
RioCan Real Estate Investment Trust	44,400	1,033,730
		16,088,681

France - 10.5%
Alstom SA	271,600	9,892,158
GDF Suez	473,000	11,123,862
Sanofi	81,000	8,593,644
Total SA - Sponsored ADR	216,050	13,237,384
		42,847,048

Germany - 15.6%
Bayer AG	86,250	12,096,832
Deutsche Post AG	400,500	14,600,702
Deutsche Telekom AG	793,000	13,560,311
Muenchener Rueckversicherungs AG	46,750	10,299,921
Siemens AG	94,600	12,921,769
		63,479,535

Hong Kong - 2.1%
BOC Hong Kong Holdings Ltd.	2,651,500	8,497,192

Indonesia - 0.9%
Telekomunikasi Indonesia Persero Tbk PT	21,000,000	3,709,942

Japan - 6.8%
Kirin Holdings Co. Ltd.	805,000	11,565,521
Nippon Telegraph & Telephone Corp.	297,100	15,967,961
		27,533,482

Korea - 0.5%
KT&G Corp.	29,545	2,085,661

Luxembourg - 3.6%
RTL Group SA	114,365	14,624,057

Mexico - 0.0%(a)
Industrias Penoles SAB de CV	2,760	68,528

	Shares	Value (Note 2)
Netherlands - 1.6%
Unilever NV	164,600	$6,621,858

Norway - 2.8%
North Atlantic Drilling Ltd.	1,047,347	9,929,015
Statoil ASA	60,500	1,466,292
		11,395,307

Poland - 1.1%
Asseco Poland SA	283,054	4,307,109

Russia - 3.4%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	218,500	13,645,325

Singapore - 3.7%
Singapore Telecommunications Ltd.	2,645,000	7,671,223
United Overseas Bank Ltd.	446,500	7,515,084
		15,186,307

South Africa - 2.1%
MTN Group Ltd.	421,550	8,721,142

Switzerland - 10.9%
ABB Ltd. - Sponsored ADR	308,500	8,193,760
Nestle SA	129,100	9,450,401
Novartis AG - ADR	141,900	11,405,922
Roche Holding AG	21,850	6,103,940
Zurich Insurance Group AG	31,650	9,171,599
		44,325,622

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	972,229	3,441,547

United Kingdom - 21.8%
AstraZeneca PLC - Sponsored ADR	16,600	985,542
BAE Systems PLC	1,318,000	9,494,105
British American Tobacco PLC - Sponsored ADR	71,200	7,648,304
GlaxoSmithKline PLC	395,750	10,560,892
HSBC Holdings PLC	1,145,133	12,427,033
Imperial Tobacco Group PLC	265,000	10,259,820
Reckitt Benckiser Group PLC	98,400	7,810,015
Royal Dutch Shell PLC - Class B	87,650	3,309,300
Smiths Group PLC	492,500	12,070,279
Tesco PLC	67,000	370,958

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2013 (Unaudited)

		Shares	Value (Note 2)
United Kingdom (continued)
Vodafone Group PLC - Sponsored ADR		360,000	$14,151,600
			89,087,848

TOTAL COMMON STOCKS
(Cost $324,415,805)			390,615,640

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 3.7%
SSgA® Prime Money Market Fund	0.064%	15,196,393	15,196,393

TOTAL SHORT TERM INVESTMENTS
(Cost $15,196,393)			15,196,393

TOTAL INVESTMENTS 99.5%
(Cost $339,612,198)			$405,812,033

Other Assets In Excess Of Liabilities 0.5%			2,191,526

NET ASSETS 100.0%			$408,003,559

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

(a)	Less than 0.05%.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
Common Stocks
Industrials	16.5%	$67,172,772
Financials	15.4	62,945,089
Health Care	13.8	56,334,656
Consumer Staples	13.7	55,812,538
Energy	10.2	41,608,006
Telecommunication Services	8.4	34,253,908
Communications	7.2	29,528,272
Consumer Discretionary	3.6	14,624,057
Utilities	2.7	11,123,862
Materials	2.1	8,430,093
Information Technology	1.9	7,748,657
Financials REITS/Property	0.3	1,033,730
Total Common Stocks	95.8%	$390,615,640

Short Term Investments	3.7	15,196,393

TOTAL INVESTMENTS	99.5	405,812,033
Other Assets In Excess Of Liabilities	0.5	2,191,526
TOTAL NET ASSETS	100.0%	$408,003,559

See Notes to Financial Statements.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.3%
Aerospace & Defense - 7.8%
The Boeing Co.	597,700	$81,580,073
Raytheon Co.	1,321,000	119,814,700
		201,394,773

Communications Equipment - 3.4%
Cisco Systems, Inc.	3,353,520	75,286,524
Corning, Inc.	748,000	13,329,360
		88,615,884

Distillers & Vintners - 2.3%
Diageo PLC - Sponsored ADR	445,000	58,926,900

Distributors - 1.9%
Genuine Parts Co.	598,890	49,821,659

Diversified Banks - 2.8%
HSBC Holdings PLC - Sponsored ADR	1,291,380	71,193,780

Diversified Chemicals - 2.8%
EI du Pont de Nemours & Co.	1,112,800	72,298,616

Electric Utilities - 2.6%
NextEra Energy, Inc.	775,940	66,435,983

Household Products - 5.2%
Kimberly-Clark Corp.	764,080	79,815,797
Unilever NV	1,395,440	56,138,551
		135,954,348

Industrial Conglomerates - 7.3%
3M Co.	709,600	99,521,400
General Electric Co.	3,227,500	90,466,825
		189,988,225

Integrated Oil & Gas - 10.0%
Chevron Corp.	647,200	80,841,752
ConocoPhillips	1,362,000	96,225,300
Royal Dutch Shell PLC - ADR	1,104,700	82,974,017
		260,041,069

Integrated Telecommunication - 3.1%
BCE, Inc.	1,827,700	79,121,133

Integrated Telecommunication Services - 2.8%
AT&T, Inc.	2,065,000	72,605,400

Life & Health Insurance - 2.7%
MetLife, Inc.	1,294,000	69,772,480

	Shares	Value (Note 2)
Multi-Utilities - 1.7%
Dominion Resources, Inc.	697,600	$45,127,744

Oil & Gas Drilling - 2.5%
Diamond Offshore Drilling, Inc.	1,120,700	63,790,244

Other Diversified Financial Services - 3.0%
JPMorgan Chase & Co.	1,346,000	78,714,080

Packaged Foods & Meats - 1.2%
Kraft Foods Group, Inc.	597,773	32,231,920

Pharmaceuticals - 13.2%
AstraZeneca PLC - Sponsored ADR	1,436,800	85,302,816
Eli Lilly & Co.	1,619,300	82,584,300
Johnson & Johnson	950,430	87,049,884
Merck & Co., Inc.	1,731,110	86,642,055
		341,579,055

Property & Casualty Insurance - 3.2%
The Travelers Cos., Inc.	925,230	83,770,324

Semiconductors - 3.3%
Intel Corp.	3,312,600	85,995,096

Specialized REITs - 3.6%
HCP, Inc.	1,175,880	42,707,962
Health Care REIT, Inc.	946,870	50,723,826
		93,431,788

Systems Software - 3.3%
Microsoft Corp.	2,250,580	84,239,209

Tobacco - 5.7%
Altria Group, Inc.	2,218,950	85,185,490
Philip Morris International, Inc.	705,850	61,500,711
		146,686,201

Wireless Telecommunication Services - 3.9%
Vodafone Group PLC - Sponsored ADR	2,565,000	100,830,150

TOTAL COMMON STOCKS
(Cost $1,871,303,742)		2,572,566,061

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	9

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2013 (Unaudited)

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 0.5%
SSgA® Prime Money Market Fund	0.064%	11,915,598	$11,915,598

TOTAL SHORT TERM INVESTMENTS
(Cost $11,915,598)			11,915,598

TOTAL INVESTMENTS 99.8%
(Cost $1,883,219,340)			$2,584,481,659

Other Assets In Excess Of Liabilities 0.2%			6,360,213

NET ASSETS 100.0%			$2,590,841,872

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

See Notes to Financial Statements.

10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 92.5%
Aerospace & Defense - 3.6%
Spirit Aerosystems Holdings, Inc. - Class A(a)	10,420	$355,114

Airlines - 2.8%
Copa Holdings SA - Class A	1,720	275,389

Apparel Retail - 4.3%
Ascena Retail Group, Inc.(a)	20,150	426,374

Auto Parts & Equipment - 1.0%
BorgWarner, Inc.	1,840	102,874

Computer Hardware - 4.0%
Avnet, Inc.	8,900	392,579

Construction & Engineering - 3.8%
KBR, Inc.	11,900	379,491

Construction & Farm Machinery & Heavy Trucks - 3.7%
WABCO Holdings, Inc.(a)	3,900	364,299

Data Processing & Outsourced Services - 2.5%
Lender Processing Services, Inc.	6,700	250,446

Diversified Metals & Mining - 4.4%
HudBay Minerals, Inc.	53,300	436,527

Electrical Components & Equipment - 5.5%
The Babcock & Wilcox Co.	10,750	367,542
Hubbell, Inc. - Class B	1,670	181,863
		549,405

Electronics Equipment & Instruments - 2.7%
Itron, Inc.(a)	6,450	267,224

Health Care Facilities - 2.3%
Community Health Systems, Inc.(a)	5,900	231,693

Health Care Services - 3.5%
Omnicare, Inc.	5,800	350,088

Health Care Supplies - 3.8%
Alere, Inc.(a)	10,470	379,014

Industrial Machinery - 2.6%
Lincoln Electric Holdings, Inc.	3,640	259,678

Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc.(a)	3,800	201,552

	Shares	Value (Note 2)
Machinery-Diversified - 3.0%
AGCO Corp.	4,950	$292,990

Miscellaneous Manufacturing - 6.9%
ITT Corp.	9,350	405,977
LSB Industries, Inc.(a)	6,800	278,936
		684,913

Multi-Line Insurance - 3.3%
WR Berkley Corp.	7,435	322,605

Oil & Gas Equipment & Services - 3.5%
Tidewater, Inc.	5,850	346,730

Oil & Gas Exploration & Production - 8.7%
Bill Barrett Corp.(a)	16,500	441,870
Cimarex Energy Co.	4,050	424,885
		866,755

Regional Banks - 10.3%
Bank of the Ozarks, Inc.	5,670	320,866
CVB Financial Corp.	15,100	257,757
National Bank Holdings Corp. - Class A	6,585	140,919
OmniAmerican Bancorp, Inc.(a)	7,600	162,488
Southwest Bancorp, Inc.	8,560	136,275
		1,018,305

Restaurants - 0.9%
Cracker Barrel Old Country Store, Inc.	850	93,559

Thrifts & Mortgage Finance - 2.2%
ViewPoint Financial Group, Inc.	7,800	214,110

Wireless Telecommunication Services - 1.2%
NII Holdings, Inc.(a)	42,550	117,013

TOTAL COMMON STOCKS
(Cost $6,397,775)		9,178,727

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 4.7%
SSgA® Prime Money Market Fund	0.064%	463,056	463,056

TOTAL SHORT TERM INVESTMENTS
(Cost $463,056)			463,056

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	11

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2013 (Unaudited)
Value (Note 2)
TOTAL INVESTMENTS 97.2%
(Cost $6,860,831)	$9,641,783

Other Assets In Excess Of Liabilities 2.8%	276,491

NET ASSETS 100.0%	$9,918,274

Percentages are stated as a percent of net assets.

SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
December 31, 2013 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 92.4%
Aerospace & Defense - 7.8%
The Boeing Co.	6,950	$948,605
Raytheon Co.	11,500	1,043,050
		1,991,655

Auto Parts & Equipment - 4.5%
BorgWarner, Inc.	9,500	531,145
Johnson Controls, Inc.	11,820	606,366
		1,137,511

Communications Equipment - 2.9%
Cisco Systems, Inc.	32,600	731,870

Construction & Engineering - 1.8%
KBR, Inc.	14,730	469,740

Diversified Banks - 3.4%
Wells Fargo & Co.	19,200	871,680

Health Care Equipment - 6.2%
Covidien PLC	11,820	804,942
Medtronic, Inc.	13,250	760,417
		1,565,359

Heavy Electrical Equipment - 3.2%
ABB Ltd. - Sponsored ADR	30,350	806,096

Household Products - 0.9%
Unilever NV	5,750	231,323

Industrial Conglomerates - 3.1%
3M Co.	5,670	795,218

Integrated Oil & Gas - 7.9%
ConocoPhillips	11,220	792,693
Royal Dutch Shell PLC - ADR	6,830	513,001
Suncor Energy, Inc.	20,150	706,258
		2,011,952

Integrated Telecommunication Services - 1.6%
AT&T, Inc.	11,450	402,582

Life & Health Insurance - 2.9%
MetLife, Inc.	13,480	726,842

Life Sciences Tools & Services - 3.4%
Thermo Fisher Scientific, Inc.	7,750	862,963

Managed Health Care - 3.0%
Aetna, Inc.	11,050	757,919

	Shares	Value (Note 2)
Movies & Entertainment - 3.8%
The Walt Disney Co.	12,500	$955,000

Oil & Gas Equipment & Services - 4.1%
Halliburton Co.	20,650	1,047,987

Oil & Gas Exploration & Production - 2.6%
Devon Energy Corp.	10,750	665,102

Other Diversified Financial Services - 5.1%
Citigroup, Inc.	10,600	552,366
JPMorgan Chase & Co.	12,600	736,848
		1,289,214

Pharmaceuticals - 7.4%
Johnson & Johnson	3,100	283,929
Mallinckrodt PLC(a)	1,477	77,188
Merck & Co., Inc.	15,150	758,258
Novartis AG - ADR	9,600	771,648
		1,891,023

Property & Casualty Insurance - 4.2%
The Allstate Corp.	8,600	469,044
The Chubb Corp.	6,150	594,274
		1,063,318

Railroads - 3.4%
CSX Corp.	30,450	876,046

Regional Banks - 3.1%
BB&T Corp.	20,850	778,122

Systems Software - 6.1%
Microsoft Corp.	21,100	789,773
Oracle Corp.	20,200	772,852
		1,562,625

TOTAL COMMON STOCKS
(Cost $17,278,230)		23,491,147

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 7.6%
SSgA® Prime Money Market Fund	0.064%	1,918,819	1,918,819

TOTAL SHORT TERM INVESTMENTS
(Cost $1,918,819)			1,918,819

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	13

Cullen Value Fund	Schedule of Investments
December 31, 2013 (Unaudited)
Value (Note 2)
TOTAL INVESTMENTS 100.0%
(Cost $19,197,049)	$25,409,966

Liabilities In Excess Of Other Assets 0.0%(b)	(5,429)

NET ASSETS 100.0%	$25,404,537

Percentages are stated as a percent of net assets.

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.
(b)	Less than 0.05%

See Notes to Financial Statements.

14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2013 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 91.9%
Argentina - 1.2%
Tenaris SA - ADR	14,150	$618,214

Brazil - 2.0%
AMBEV SA - ADR	78,000	573,300
Cia Energetica de Minas Gerais - Sponsored ADR	59,100	460,386
		1,033,686

China - 0.7%
PetroChina Co. Ltd. - Class H	331,000	362,831

Columbia - 1.5%
Pacific Rubiales Energy Corp.	47,200	814,672

Greece - 1.5%
OPAP SA	60,900	810,157

Hong Kong - 14.4%
AIA Group Ltd.	305,000	1,530,054
BOC Hong Kong Holdings Ltd.	292,000	935,765
China Everbright Ltd.	376,000	594,478
China Mobile Ltd. - Sponsored ADR	7,000	366,030
Industrial & Commercial Bank of China Ltd. - Class H	661,000	446,674
SJM Holdings Ltd.	399,000	1,337,838
Stella International Holdings Ltd.	155,000	394,981
Television Broadcasts Ltd.	29,500	197,255
Value Partners Group Ltd.	1,850,000	1,431,464
Xingda International Holdings Ltd.	573,000	342,131
		7,576,670

India - 3.4%
Ascendas India Trust	309,000	166,504
ICICI Bank Ltd. - Sponsored ADR	43,400	1,613,178
		1,779,682

Indonesia - 1.0%
Telekomunikasi Indonesia Persero Tbk PT	3,045,000	537,942

Israel - 2.9%
Elbit Systems Ltd.	25,200	1,522,016

Kazakhstan - 2.0%
KCell JSC - GDR(a)	60,212	1,029,625

Kenya - 1.3%
Safaricom Ltd.	5,235,000	658,166

Korea - 3.2%
Hyundai Motor Co.	6,540	1,465,590

	Shares	Value (Note 2)
Korea (continued)
KT&G Corp.	3,400	$240,015
		1,705,605

Luxembourg - 1.0%
Pegas Nonwovens SA	17,292	515,468

Malaysia - 3.7%
Axiata Group Bhd	315,500	664,616
Berjaya Sports Toto Bhd	315,666	390,306
Genting Malaysia Bhd	664,600	888,704
		1,943,626

Mexico - 3.9%
Fibra Uno Administra	171,100	548,033
Grupo Financiero Santander Mexico SAB de CV - ADR	55,000	750,200
Industrias Penoles SAB de CV	2,100	52,141
Mexico Real Estate Management SA de CV - REIT	343,400	678,305
		2,028,679

Nigeria - 3.7%
Lafarge Cement WAPCO Nigeria PLC	980,298	704,809
Zenith Bank PLC	7,400,500	1,267,732
		1,972,541

Panama - 1.9%
Copa Holdings SA - Class A	6,300	1,008,693

Philippines - 1.3%
Philippine Long Distance Telephone Co.	11,805	709,111

Poland - 5.6%
Asseco Poland SA	60,400	919,081
Bank Pekao SA	22,600	1,342,811
Powszechny Zaklad Ubezpieczen SA	4,700	698,454
		2,960,346

Qatar - 0.9%
Industries Qatar QSC	9,700	449,905

Russia - 7.3%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	23,700	1,480,065
MMC Norilsk Nickel OJSC - ADR	38,000	631,560
Mobile Telesystems OJSC	23,650	511,550
Sberbank of Russia - Sponsored ADR	98,200	1,235,356
		3,858,531

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2013 (Unaudited)
	Shares	Value (Note 2)
Singapore - 0.7%
Asian Pay Television Trust	660,000	$387,020

South Africa - 9.0%
Bidvest Group Ltd.	35,650	911,981
MMI Holdings Ltd.	310,700	749,353
MTN Group Ltd.	60,800	1,257,847
SABMiller PLC	29,460	1,512,808
Sasol Ltd. - Sponsored ADR	6,400	316,480
		4,748,469

South Korea - 1.7%
Grand Korea Leisure Co. Ltd.	24,000	918,747

Taiwan - 13.3%
Advanced Semiconductor Engineering, Inc.	1,020,000	948,009
Largan Precision Co. Ltd.	28,000	1,141,477
MediaTek, Inc.	105,000	1,562,484
Novatek Microelectronics Corp.	120,000	491,218
Pacific Hospital Supply Co. Ltd.	269,000	895,358
Siliconware Precision Industries Co. - Sponsored ADR	125,300	749,294
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	69,300	1,208,592
		6,996,432

Thailand - 1.2%
Major Cineplex Group PCL	1,136,000	604,991

Turkey - 1.6%
Arcelik AS	107,000	604,956
Pinar SUT Mamulleri Sanayii AS	26,000	212,936
		817,892

TOTAL COMMON STOCKS
(Cost $46,164,770)		48,369,717

	Maturity Date	Principal Amount	Value (Note 2)
PROMISSORY NOTES - 3.8%
Saudi Arabia - 3.8%
Riyad Bank	01/25/2014	97,000	755,213
Saudi Basic Industries Corp.	09/28/2015	41,400	1,230,814
			1,986,027

TOTAL PROMISSORY NOTES
(Cost $1,917,779)			1,986,027

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 3.9%
SSgA® Prime Money Market Fund	0.064%	2,047,378	$2,047,378

TOTAL SHORT TERM INVESTMENTS
(Cost $2,047,378)			2,047,378

TOTAL INVESTMENTS 99.6%
(Cost $50,129,927)			$52,403,122

Other Assets In Excess Of Liabilities 0.4%			203,615

NET ASSETS 100.0%			$52,606,737

Percentages are stated as a percent of net assets.

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
GDR	-	Global Depositary Receipt. GDR's are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
Ltd.	-	Limited.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
QSC	-	Qatari Joint Stock Company
REIT	-	Real Estate Investment Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2013, the aggregate market value of those securities was $1,029,625, which represents approximately 2.0% of net assets.

See Notes to Financial Statements.

16	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2013 (Unaudited)
Sector	% of Net	Value
Diversification	Assets	(Note 2)
Common Stocks
Financials	24.8%	$12,982,537
Consumer Discretionary	12.9	6,803,368
Information Technology	11.5	6,072,145
Telecommunication Services	9.9	5,223,338
Energy	7.7	4,042,167
Industrials	6.5	3,442,690
Consumer Staples	4.7	2,481,228
Materials	2.6	1,388,510
Financials REITS/Property	2.6	1,392,843
Consumer, Cyclical	2.2	1,152,288
Technology	1.8	948,009
Health Care	1.7	895,358
Consumer, Non-cyclical	1.1	573,300
Communications	1.0	511,550
Utilities	0.9	460,386
Total Common Stocks	91.9%	$48,369,717

Promissory Notes
Materials	2.4	1,230,814
Financials	1.4	755,213
Total Promissory Notes	3.8	1,986,027

Short Term Investments	3.9	2,047,378

TOTAL INVESTMENTS	99.6	52,403,122
Other Assets In Excess Of Liabilities	0.4	203,615
TOTAL NET ASSETS	100.0%	$52,606,737

Percentages are based upon net assets.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	17

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2013 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
ASSETS:
Investments, at value	$405,812,033	$2,584,481,659	$9,641,783	$25,409,966	$52,403,122
Cash	–	–	–	319	–
Receivable for investments sold	1,261	–	290,918	–	–
Receivable for fund shares sold	1,501,955	1,944,708	8,603	1,874	202,551
Dividends receivable	1,084,136	7,477,344	3,325	37,375	74,542
Receivable due from Investment Adviser	–	–	11,322	1,806	–
Prepaid expenses and other assets	57,700	120,566	30,439	22,013	23,694
Total Assets	408,457,085	2,594,024,277	9,986,390	25,473,353	52,703,909
LIABILITIES:
Payable to Investment Adviser	286,976	1,481,342	–	–	12,087
Payable for shares redeemed	53,408	1,199,262	–	–	80
Distribution fees payable	15,762	193,951	684	242	7,034
Trustees' fees and expenses payable	17,807	16,501	18,787	21,520	17,212
Accrued expenses and other liabilities	79,573	291,349	48,645	47,054	60,759
Total Liabilities	453,526	3,182,405	68,116	68,816	97,172
NET ASSETS	$408,003,559	$2,590,841,872	$9,918,274	$25,404,537	$52,606,737

NET ASSETS CONSIST OF
Paid-in capital	$366,980,766	$1,914,496,291	$6,906,919	$19,511,650	$50,975,311
Accumulated net investment income/(loss)	(3,925)	1,100,709	(27,335)	5	(4,686)
Accumulated net realized gain/(loss) on investments and foreign currency related transactions	(25,188,361)	(26,017,447)	257,738	(320,035)	(637,082)
Net unrealized appreciation in value on investments and foreign currency related transactions	66,215,079	701,262,319	2,780,952	6,212,917	2,273,194
NET ASSETS	$408,003,559	$2,590,841,872	$9,918,274	$25,404,537	$52,606,737
INVESTMENTS, AT COST	$339,612,198	$1,883,219,340	$6,860,831	$19,197,049	$50,129,927

See Notes to Financial Statements.

18	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities (continued)
December 31, 2013 (Unaudited)
	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$11.33	$16.72	$17.25	$12.76	$11.08
Net Assets	$55,990,712	$500,708,083	$2,807,066	$192,535	$19,478,376
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	4,940,814	29,941,784	162,704	15,089	1,758,411

Class C:
Net Asset Value, offering and redemption price per share	$11.30	$16.66	$16.86	$12.76	$11.03
Net Assets	$3,584,427	$86,616,899	$125,961	$245,656	$4,007,853
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	317,092	5,198,568	7,471	19,257	363,484

Class I:
Net Asset Value, offering and redemption price per share	$11.40	$16.73	$17.41	$12.76	$11.10
Net Assets	$348,242,802	$1,996,019,137	$6,985,247	$24,966,346	$29,120,508
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	30,539,064	119,338,010	401,312	1,956,090	2,623,053

Class R1:
Net Asset Value, offering and redemption price per share	$12.91	$15.08	N/A	N/A	N/A
Net Assets	$104,726	$4,454,255	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	8,112	295,398	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$12.83	$15.20	N/A	N/A	N/A
Net Assets	$80,892	$3,043,498	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	6,306	200,260	N/A	N/A	N/A

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	19

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2013 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
INVESTMENT INCOME
Dividends*	$5,358,139	$43,558,487	$38,413	$249,984	$589,005
Total Investment Income	5,358,139	43,558,487	38,413	249,984	589,005

EXPENSES
Investment advisory fees (Note 6)	1,908,159	12,898,583	46,399	119,946	183,822
Administrative fees	49,080	321,975	2,026	3,851	6,673
Distribution fees (Note 7)
Retail	70,245	613,882	3,391	222	14,731
Class C	17,260	419,299	596	1,311	17,784
Class R1	247	10,562	N/A	N/A	N/A
Class R2	95	1,979	N/A	N/A	N/A
Shareholder services fee (Note 8)
Class R1	124	5,281	N/A	N/A	N/A
Class R2	95	1,980	N/A	N/A	N/A
Registration and filing fees	33,376	36,230	21,748	16,494	17,367
Custody fees	40,350	71,359	2,116	2,364	36,018
Transfer agent fees	36,068	192,311	20,533	19,110	21,006
Legal fees	11,389	13,685	12,592	12,999	12,949
Professional fees	20,940	21,092	21,030	21,044	21,044
Shareholder reports	8,510	92,556	820	1,067	1,430
Trustees' fees	33,807	32,501	34,787	37,520	33,211
Other expenses	5,132	24,362	2,755	2,544	2,571
Total Expenses	2,234,877	14,757,637	168,793	238,472	368,606
Less expenses reimbursed from Investment Adviser (Note 6)
Retail	(34,549)	(767,766)	(34,667)	(1,085)	(49,302)
Class C	(2,177)	(131,251)	(1,523)	(1,633)	(15,651)
Class I	(201,819)	(3,125,592)	(82,227)	(144,255)	(87,307)
Class R1	(61)	(6,615)	N/A	N/A	N/A
Class R2	(47)	(2,547)	N/A	N/A	N/A
Net Expenses	1,996,224	10,723,866	50,376	91,499	216,346
Net Investment Income/(Loss)	3,361,915	32,834,621	(11,963)	158,485	372,659
Net realized gain/(loss) on:
Investments	(3,487,093)	(332,905)	537,505	(319,895)	(604,383)
Foreign currency related transactions	(65,353)	–	–	–	(19,615)
Net unrealized appreciation/(depreciation) on:
Investments	48,521,128	229,891,610	1,068,458	3,630,708	2,666,211
Foreign currency related transactions	27,062	–	–	–	(1,816)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	44,995,744	229,558,705	1,605,963	3,310,813	2,040,397
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,357,659	$262,393,326	$1,594,000	$3,469,298	$2,413,056

*Foreign taxes withheld on dividends	$565,562	$455,336	$203	$1,774	$63,205

See Notes to Financial Statements.

20	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
OPERATIONS
Net investment income	$3,361,915	$6,350,408	$32,834,621	$57,769,049
Net realized gain/(loss) on investments and foreign currency related transactions	(3,552,446)	1,199,564	(332,905)	54,084,302
Net change in unrealized appreciation on investments and foreign currency related transactions	48,548,190	8,622,886	229,891,610	191,306,791
Net Increase in Net Assets Resulting from Operations	48,357,659	16,172,858	262,393,326	303,160,142
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(426,979)	(1,143,339)	(5,632,382)	(10,518,185)
Class C	(14,043)	(33,414)	(661,525)	(1,103,640)
Class I	(2,967,327)	(4,985,657)	(25,376,592)	(46,780,745)
Class R1	(420)	(1,203)	(43,258)	(53,721)
Class R2	(422)	(1,130)	(20,736)	(11,328)
Net Decrease in Net Assets from Distributions	(3,409,191)	(6,164,743)	(31,734,493)	(58,467,619)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	8,704,320	33,211,224	58,932,379	196,025,191
Class C	1,376,971	684,609	5,159,157	39,409,595
Class I	111,204,897	229,231,419	195,409,419	720,777,441
Class R1	1,269	36,976	80,514	5,518,841
Class R2	2,550	8,090	2,391,763	652,853
Dividends reinvested
Retail	375,187	986,720	5,046,620	8,111,327
Class C	11,863	26,689	589,185	796,386
Class I	759,198	1,492,774	14,187,369	23,031,246
Class R1	420	1,203	43,258	35,997
Class R2	422	1,130	20,736	9,022
Shares redeemed
Retail	(13,555,136)	(21,050,717)	(70,467,255)	(171,885,102)
Class C	(575,153)	(657,053)	(5,848,636)	(5,998,232)
Class I	(60,459,499)	(32,877,807)	(316,929,349)	(613,337,175)
Class R1	–	(18)	(9,142)	(2,013,788)
Class R2	(533)	(1,866)	(326,551)	(38,446)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	47,846,776	211,093,373	(111,720,533)	201,095,156
Net Increase in Net Assets	92,795,244	221,101,488	118,938,300	445,787,679
NET ASSETS
Beginning of period	315,208,315	94,106,827	2,471,903,572	2,026,115,893
End of period *	$408,003,559	$315,208,315	$2,590,841,872	$2,471,903,572
*Includes undistributed net investment income/(loss) of:	$(3,925)	$43,351	$1,100,709	$581

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	21

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Six Months Ended December 31, 2013 (Unaudited)	September 1, 2012 Through June 30, 2013(a)
OPERATIONS
Net investment income/(loss)	$(11,963)	$92	$158,485	$255,106
Net realized gain/(loss) on investments and foreign currency related transactions	537,505	(152,563)	(319,895)	342,395
Net change in unrealized appreciation on investments and foreign currency related transactions	1,068,458	1,724,396	3,630,708	2,582,209
Net Increase in Net Assets Resulting from Operations	1,594,000	1,571,925	3,469,298	3,179,710
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	–	(5,349)	(974)	(1,117)
Class C	–	(22)	(403)	(773)
Class I	–	(13,629)	(157,565)	(253,053)
From net realized gains
Retail	(36,107)	(51,612)	(2,566)	–
Class C	(1,661)	(3,753)	(3,445)	–
Class I	(89,237)	(99,490)	(336,761)	–
Net Decrease in Net Assets from Distributions	(127,005)	(173,855)	(501,714)	(254,943)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	123,157	1,825,253	20,251	162,750
Class C	4,060	66,115	–	239,325
Class I	353,419	2,286,117	106,772	22,724,977
Dividends reinvested
Retail	36,068	55,991	3,539	1,117
Class C	1,661	3,775	3,550	476
Class I	89,237	113,119	493,807	252,749
Shares redeemed
Retail	(385,590)	(1,883,945)	(31,200)	–
Class C	(24,096)	(148,409)	(52,613)	–
Class I	(290,495)	(2,959,639)	(343,565)	(4,069,749)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(92,579)	(641,623)	200,541	19,311,645
Net Increase in Net Assets	1,374,416	756,447	3,168,125	22,236,412
NET ASSETS
Beginning of period	8,543,858	7,787,411	22,236,412	–
End of period *	$9,918,274	$8,543,858	$25,404,537	$22,236,412
*Includes undistributed net investment income/(loss) of:	$(27,335)	$(15,372)	$5	$462

(a)	The fund commenced operations on September 1, 2012.

See Notes to Financial Statements.

22	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund
	Six Months Ended December 31, 2013 (Unaudited)	September 1, 2012 Through June 30, 2013(a)
OPERATIONS
Net investment income	$372,659	$109,094
Net realized loss on investments and foreign currency related transactions	(623,998)	(22,314)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	2,664,395	(391,201)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,413,056	(304,421)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(110,157)	(32,480)
Class C	(22,648)	(16,645)
Class I	(244,900)	(49,968)
From net realized gains
Retail	–	(141)
Class C	–	(167)
Class I	–	(555)
Net Decrease in Net Assets from Distributions	(377,705)	(99,956)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	15,338,687	5,600,930
Class C	610,460	3,382,294
Class I	20,280,467	8,877,578
Dividends reinvested
Retail	109,405	32,254
Class C	22,141	16,288
Class I	212,131	35,764
Shares redeemed
Retail	(1,831,468)	(125,314)
Class C	(3,434)	(54,161)
Class I	(1,316,215)	(212,044)
Net Increase in Net Assets Derived from Capital Share Transactions	33,422,174	17,553,589
Net Increase in Net Assets	35,457,525	17,149,212
NET ASSETS
Beginning of period	17,149,212	–
End of period *	$52,606,737	$17,149,212
*Includes undistributed net investment income/(loss) of:	$(4,686)	$360

(a)	The fund commenced operations on September 1, 2012.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2013	23

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period	Total Return(a)

Cullen International High Dividend Fund
Retail
12/31/2013(c)	$10.04	0.08	(d)	1.29	1.37	(0.08)	(0.08)	$11.33	13.70%
6/30/2013	$9.01	0.26	(d)	0.99	1.25	(0.22)	(0.22)	$10.04	13.89%
6/30/2012	$10.44	0.27	(d)	(1.41)	(1.14)	(0.29)	(0.29)	$9.01	(10.83%)
6/30/2011	$8.21	0.25	(d)	2.24	2.49	(0.26)	(0.26)	$10.44	30.49%
6/30/2010	$7.74	0.21	(d)	0.48	0.69	(0.22)	(0.22)	$8.21	8.71%
6/30/2009	$12.64	0.29		(4.91)	(4.62)	(0.28)	(0.28)	$7.74	(36.68%)
Class C
12/31/2013(c)	$10.02	0.05	(d)	1.27	1.32	(0.04)	(0.04)	$11.30	13.22%
6/30/2013	$8.99	0.17	(d)	1.00	1.17	(0.14)	(0.14)	$10.02	13.06%
6/30/2012	$10.39	0.21	(d)	(1.40)	(1.19)	(0.21)	(0.21)	$8.99	(11.35%)
6/30/2011	$8.18	0.17	(d)	2.23	2.40	(0.19)	(0.19)	$10.39	29.50%
6/30/2010	$7.72	0.14	(d)	0.48	0.62	(0.16)	(0.16)	$8.18	7.95%
6/30/2009	$12.60	0.25		(4.91)	(4.66)	(0.22)	(0.22)	$7.72	(37.06%)
Class I
12/31/2013(c)	$10.10	0.10	(d)	1.30	1.40	(0.10)	(0.10)	$11.40	13.86%
6/30/2013	$9.07	0.34	(d)	0.94	1.28	(0.25)	(0.25)	$10.10	14.09%
6/30/2012	$10.48	0.33	(d)	(1.44)	(1.11)	(0.30)	(0.30)	$9.07	(10.48%)
6/30/2011	$8.24	0.30	(d)	2.23	2.53	(0.29)	(0.29)	$10.48	30.82%
6/30/2010	$7.76	0.24	(d)	0.48	0.72	(0.24)	(0.24)	$8.24	9.03%
6/30/2009	$12.68	0.36		(4.98)	(4.62)	(0.30)	(0.30)	$7.76	(36.53%)
Class R1
12/31/2013(c)	$11.43	0.06	(d)	1.47	1.53	(0.05)	(0.05)	$12.91	13.42%
6/30/2013	$10.23	0.25	(d)	1.11	1.36	(0.16)	(0.16)	$11.43	13.32%
6/30/2012	$11.81	0.27	(d)	(1.60)	(1.33)	(0.25)	(0.25)	$10.23	(11.18%)
6/30/2011	$9.16	0.23	(d)	2.63	2.86	(0.21)	(0.21)	$11.81	31.30%
6/30/2010(f)	$10.00	0.08	(d)	(0.85)	(0.77)	(0.07)	(0.07)	$9.16	(7.74%)
Class R2
12/31/2013(c)	$11.35	0.08	(d)	1.47	1.55	(0.07)	(0.07)	$12.83	13.65%
6/30/2013	$10.17	0.26	(d)	1.11	1.37	(0.19)	(0.19)	$11.35	13.49%
6/30/2012	$11.73	0.30	(d)	(1.59)	(1.29)	(0.27)	(0.27)	$10.17	(10.91%)
6/30/2011	$9.16	0.27	(d)	2.53	2.80	(0.23)	(0.23)	$11.73	30.70%
6/30/2010(g)	$10.00	0.11	(d)	(0.94)	(0.83)	(0.01)	(0.01)	$9.16	(8.28%)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.
(b)	Portfolio turnover is not annualized for periods less than one year.
(c)	Six months ended December 31, 2013 (unaudited).
(d)	Average share method used.
(e)	Annualized.
(f)	Commencement of operations was March 3, 2010.
(g)	Commencement of operations was March 4, 2010.
(h)	Represents amount less than $1,000.

See Notes to Financial Statements.

24	www.cullenfunds.com

Cullen Funds Trust	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Net Assets, End of Period (000)		Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses after Reimbursements to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income (Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate(b)

$55,991		1.37	%(e)	1.25	%(e)	1.42	%(e)	1.55	%(e)	20%
$53,713		1.54%		1.25%		2.35%		2.64%		14%
$36,004		1.72%		1.25%		2.49%		2.96%		36%
$47,698		1.71%		1.25%		2.08%		2.54%		65%
$46,403		1.80%		1.25%		1.77%		2.32%		91%
$56,225		1.99%		1.25%		2.97%		3.71%		124%

$3,584		2.13	%(e)	2.00	%(e)	0.72	%(e)	0.85	%(e)	20%
$2,383		2.29%		2.00%		1.43%		1.72%		14%
$2,093		2.47%		2.00%		1.88%		2.36%		36%
$2,294		2.47%		2.00%		1.28%		1.74%		65%
$1,992		2.56%		2.00%		1.04%		1.59%		91%
$2,042		2.74%		2.00%		2.22%		2.96%		124%

$348,243		1.13	%(e)	1.00	%(e)	1.68	%(e)	1.81	%(e)	20%
$258,951		1.28%		1.00%		3.04%		3.32%		14%
$55,909		1.47%		1.00%		3.08%		3.54%		36%
$35,409		1.48%		1.00%		2.56%		3.03%		65%
$16,886		1.57%		1.00%		2.14%		2.71%		91%
$10,577		1.74%		1.00%		3.23%		3.97%		124%

$105		1.87	%(e)	1.75	%(e)	0.91	%(e)	1.04	%(e)	20%
$91		2.03%		1.75%		1.87%		2.15%		14%
$46		2.22%		1.75%		2.13%		2.59%		36%
$52		2.22%		1.75%		1.56%		2.02%		65%
$29		4.00	%(e)	1.75	%(e)	0.26	%(e)	2.50	%(e)	91%

$81		1.62	%(e)	1.50	%(e)	1.17	%(e)	1.29	%(e)	20%
$69		1.79%		1.50%		1.98%		2.27%		14%
$55		1.97%		1.50%		2.39%		2.86%		36%
$59		1.97%		1.50%		1.88%		2.35%		65%
$0	(h)	2.12	%(e)	1.50	%(e)	2.89	%(e)	3.51	%(e)	91%

Semi-Annual Report | December 31, 2013	25

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Return of Capital	Total Distributions

Cullen High Dividend Equity Fund
Retail
12/31/2013(c)	$15.28	0.19	(d)	1.44	1.63	(0.19)	–	(0.19)
6/30/2013	$13.72	0.34	(d)	1.56	1.90	(0.34)	–	(0.34)
6/30/2012	$12.73	0.32	(d)	0.98	1.30	(0.31)	–	(0.31)
6/30/2011	$10.44	0.29	(d)	2.28	2.57	(0.28)	–	(0.28)
6/30/2010	$9.59	0.29	(d)	0.83	1.12	(0.27)	–	(0.27)
6/30/2009	$12.96	0.38		(3.37)	(2.99)	(0.37)	(0.01)	(0.38)
Class C
12/31/2013(c)	$15.22	0.13	(d)	1.44	1.57	(0.13)	–	(0.13)
6/30/2013	$13.68	0.24	(d)	1.54	1.78	(0.24)	–	(0.24)
6/30/2012	$12.72	0.22	(d)	0.98	1.20	(0.24)	–	(0.24)
6/30/2011	$10.43	0.20	(d)	2.28	2.48	(0.19)	–	(0.19)
6/30/2010	$9.57	0.21	(d)	0.83	1.04	(0.18)	–	(0.18)
6/30/2009	$12.94	0.28		(3.34)	(3.06)	(0.30)	(0.01)	(0.31)
Class I
12/31/2013(c)	$15.28	0.21	(d)	1.45	1.66	(0.21)	–	(0.21)
6/30/2013	$13.72	0.38	(d)	1.56	1.94	(0.38)	–	(0.38)
6/30/2012	$12.73	0.35	(d)	0.98	1.33	(0.34)	–	(0.34)
6/30/2011	$10.44	0.32	(d)	2.28	2.60	(0.31)	–	(0.31)
6/30/2010	$9.60	0.32	(d)	0.82	1.14	(0.30)	–	(0.30)
6/30/2009	$12.97	0.41		(3.38)	(2.97)	(0.38)	(0.02)	(0.40)
Class R1
12/31/2013(c)	$13.79	0.14	(d)	1.30	1.44	(0.15)	–	(0.15)
6/30/2013	$12.43	0.27	(d)	1.37	1.64	(0.28)	–	(0.28)
6/30/2012	$11.53	0.23	(d)	0.89	1.12	(0.22)	–	(0.22)
6/30/2011	$9.48	0.22	(d)	2.02	2.24	(0.19)	–	(0.19)
6/30/2010(g)	$10.00	0.09	(d)	(0.55)	(0.46)	(0.06)	–	(0.06)
Class R2
12/31/2013(c)	$13.94	0.18	(d)	1.25	1.43	(0.17)	–	(0.17)
6/30/2013	$12.55	0.29	(d)	1.41	1.70	(0.31)	–	(0.31)
6/30/2012	$11.68	0.25	(d)	0.90	1.15	(0.28)	–	(0.28)
6/30/2011	$9.53	0.25	(d)	2.11	2.36	(0.21)	–	(0.21)
6/30/2010(h)	$10.00	0.08	(d)	(0.52)	(0.44)	(0.03)	–	(0.03)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.
(b)	Portfolio turnover is not annualized for periods less than one year.
(c)	Six months ended December 31, 2013 (unaudited).
(d)	Average share method used.
(e)	Annualized.
(f)	Less than 0.5%.
(g)	Commencement of operations was March 3, 2010.
(h)	Commencement of operations was March 4, 2010.
(i)	Represents amount less than $1,000.

See Notes to Financial Statements.

26	www.cullenfunds.com

Cullen Funds Trust	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Net Asset Value End of Period	Total Return(a)	Net Assets, End of Period (000)		Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses after Reimbursements to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income (Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate(b)

$16.72	10.70%	$500,708		1.31	%(e)	1.00	%(e)	2.07	%(e)	2.38	%(e)	1%
$15.28	14.04%	$463,198		1.37%		1.00%		1.99%		2.36%		10%
$13.72	10.42%	$384,087		1.41%		1.00%		2.08%		2.48%		2%
$12.73	24.85%	$271,269		1.43%		1.00%		2.01%		2.44%		0	%(f)
$10.44	11.64%	$152,325		1.45%		1.00%		2.22%		2.67%		11%
$9.59	(23.20%)	$116,267		1.50%		1.00%		3.16%		3.66%		12%

$16.66	10.33%	$86,617		2.06	%(e)	1.75	%(e)	1.32	%(e)	1.63	%(e)	1%
$15.22	13.14%	$79,194		2.12%		1.75%		1.27%		1.64%		10%
$13.68	9.55%	$38,099		2.16%		1.75%		1.31%		1.72%		2%
$12.72	23.94%	$25,514		2.17%		1.75%		1.26%		1.69%		0	%(f)
$10.43	10.78%	$17,687		2.20%		1.75%		1.46%		1.90%		11%
$9.57	(23.74%)	$15,375		2.25%		1.75%		2.41%		2.91%		12%

$16.73	10.90%	$1,996,019		1.06	%(e)	0.75	%(e)	2.31	%(e)	2.63	%(e)	1%
$15.28	14.31%	$1,924,719		1.12%		0.75%		2.24%		2.61%		10%
$13.72	10.65%	$1,603,604		1.16%		0.75%		2.30%		2.71%		2%
$12.73	25.16%	$672,065		1.18%		0.75%		2.26%		2.69%		0	%(f)
$10.44	11.85%	$278,067		1.20%		0.75%		2.47%		2.92%		11%
$9.60	(23.00%)	$239,927		1.25%		0.75%		3.41%		3.91%		12%

$15.08	10.49%	$4,454		1.81	%(e)	1.50	%(e)	1.57	%(e)	1.88	%(e)	1%
$13.79	13.35%	$3,965		1.86%		1.50%		1.67%		2.03%		10%
$12.43	9.88%	$171		1.91%		1.50%		1.50%		1.92%		2%
$11.53	23.82%	$58		1.93%		1.50%		1.55%		1.98%		0	%(f)
$9.48	(4.67%)	$22		3.16	%(e)	1.50	%(e)	1.09	%(e)	2.74	%(e)	11%

$15.20	10.30%	$3,043		1.57	%(e)	1.25	%(e)	2.12	%(e)	2.44	%(e)	1%
$13.94	13.73%	$827		1.62%		1.25%		1.82%		2.19%		10%
$12.55	10.05%	$155		1.66%		1.25%		1.74%		2.15%		2%
$11.68	24.88%	$84		1.68%		1.25%		1.82%		2.26%		0	%(f)
$9.53	(4.45%)	$0	(i)	1.70	%(e)	1.25	%(e)	2.13	%(e)	2.58	%(e)	11%

Semi-Annual Report | December 31, 2013	27

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from net Realized Capital Gains	Total Distributions

Cullen Small Cap Value Fund
Retail
12/31/2013(c)	$14.69	(0.03)	2.82	2.79	–		(0.23)	(0.23)
6/30/2013	$12.55	(0.02)	2.44	2.42	(0.03)		(0.25)	(0.28)
6/30/2012	$13.85	0.04	(1.01)	(0.97)	(0.05)		(0.28)	(0.33)
6/30/2011	$10.63	0.05	3.30	3.35	(0.06)		(0.07)	(0.13)
6/30/2010(e)	$10.00	0.02	0.62	0.64	(0.01)		–	(0.01)
Class C
12/31/2013(c)	$14.41	(0.09)	2.77	2.68	–		(0.23)	(0.23)
6/30/2013	$12.39	(0.13)	2.40	2.27	(0.00	)(f)	(0.25)	(0.25)
6/30/2012	$13.73	(0.06)	(0.97)	(1.03)	(0.03)		(0.28)	(0.31)
6/30/2011	$10.57	(0.02)	3.25	3.23	(0.00	)(f)	(0.07)	(0.07)
6/30/2010(e)	$10.00	(0.04)	0.61	0.57	(0.00	)(f)	–	(0.00	)(f)
Class I
12/31/2013(c)	$14.80	(0.01)	2.85	2.84	–		(0.23)	(0.23)
6/30/2013	$12.63	0.01	2.44	2.45	(0.03)		(0.25)	(0.28)
6/30/2012	$13.88	0.07	(0.98)	(0.91)	(0.06)		(0.28)	(0.34)
6/30/2011	$10.64	0.10	3.29	3.39	(0.08)		(0.07)	(0.15)
6/30/2010(e)	$10.00	0.03	0.62	0.65	(0.01)		–	(0.01)
Cullen Value Fund
Retail
12/31/2013(c)	$11.26	0.07	1.68	1.75	(0.07)		(0.18)	(0.25)
6/30/2013(g)	$10.00	0.10	1.25	1.35	(0.09)		–	(0.09)
Class C
12/31/2013(c)	$11.25	0.02	1.69	1.71	(0.02)		(0.18)	(0.20)
6/30/2013(g)	$10.00	0.04	1.25	1.29	(0.04)		–	(0.04)
Class I
12/31/2013(c)	$11.26	0.08	1.68	1.76	(0.08)		(0.18)	(0.26)
6/30/2013(g)	$10.00	0.13	1.25	1.38	(0.12)		–	(0.12)
Cullen Emerging Markets High Dividend Fund
Retail
12/31/2013(c)	$10.55	0.11	0.52	0.63	(0.10)		–	(0.10)
6/30/2013(g)	$10.00	0.23	0.43	0.66	(0.11)		0.00 (f)	(0.11)
Class C
12/31/2013(c)	$10.52	0.07	0.51	0.58	(0.07)		–	(0.07)
6/30/2013(g)	$10.00	0.16	0.43	0.59	(0.07)		0.00 (f)	(0.07)
Class I
12/31/2013(c)	$10.57	0.12	0.52	0.64	(0.11)		–	(0.11)
6/30/2013(g)	$10.00	0.20	0.48	0.68	(0.11)		0.00 (f)	(0.11)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.
(b)	Portfolio turnover is not annualized for periods less than one year.
(c)	Six months ended December 31, 2013 (unaudited).
(d)	Annualized.
(e)	Commencement of operations was October 1, 2009.
(f)	Less than $0.01.
(g)	Commencement of operations was September 1, 2012.

See Notes to Financial Statements.

28	www.cullenfunds.com

Cullen Funds Trust	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Net Asset Value End of Period	Total Return(a)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses after Reimbursements to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income (Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate(b)

$17.25	18.96%	$2,807	3.81	%(d)	1.25	%(d)	(2.98	%)(d)	(0.42	%)(d)	17%
$14.69	19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%
$12.55	(6.92%)	$2,195	5.84%		1.25%		(4.24%)		0.35%		25%
$13.85	31.54%	$1,546	8.98%		1.25%		(7.36%)		0.37%		16%
$10.63	6.41%	$595	21.74	%(d)	1.25	%(d)	(20.21	%)(d)	0.28	%(d)	4%

$16.86	18.57%	$126	4.56	%(d)	2.00	%(d)	(3.73	%)(d)	(1.17	%)(d)	17%
$14.41	18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%
$12.39	(7.46%)	$167	6.59%		2.00%		(5.11%)		(0.51%)		25%
$13.73	30.56%	$228	8.82%		2.00%		(6.95%)		(0.13%)		16%
$10.57	5.74%	$48	23.32	%(d)	2.00	%(d)	(21.76	%)(d)	(0.44	%)(d)	4%

$17.41	19.16%	$6,985	3.55	%(d)	1.00	%(d)	(2.72	%)(d)	(0.17	%)(d)	17%
$14.80	19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%
$12.63	(6.48%)	$5,425	5.59%		1.00%		(4.05%)		0.54%		25%
$13.88	31.86%	$5,331	8.26%		1.00%		(6.47%)		0.79%		16%
$10.64	6.53%	$1,520	21.12	%(d)	1.00	%(d)	(19.71	%)(d)	0.42	%(d)	4%

$12.76	15.51%	$193	2.22	%(d)	1.00	%(d)	(0.13	%)(d)	1.09	%(d)	0%
$11.26	13.58%	$177	2.78	%(d)	1.00	%(d)	(0.65	%)(d)	1.13	%(d)	16%

$12.76	15.17%	$246	3.00	%(d)	1.75	%(d)	(0.89	%)(d)	0.35	%(d)	0%
$11.25	12.88%	$262	3.48	%(d)	1.75	%(d)	(1.33	%)(d)	0.41	%(d)	16%

$12.76	15.64%	$24,966	1.98	%(d)	0.75	%(d)	0.11	%(d)	1.33	%(d)	0%
$11.26	13.89%	$21,797	2.36	%(d)	0.75	%(d)	(0.08	%)(d)	1.53	%(d)	16%

$11.08	6.00%	$19,478	2.09	%(d)	1.25	%(d)	1.12	%(d)	1.95	%(d)	29%
$10.55	6.61%	$5,288	5.12	%(d)	1.25	%(d)	(1.35	%)(d)	2.52	%(d)	37%

$11.03	5.54%	$4,008	2.88	%(d)	2.00	%(d)	0.46	%(d)	1.34	%(d)	29%
$10.52	5.93%	$3,211	6.15	%(d)	2.00	%(d)	(2.37	%)(d)	1.78	%(d)	37%

$11.10	6.08%	$29,121	1.82	%(d)	1.00	%(d)	1.37	%(d)	2.18	%(d)	29%
$10.57	6.83%	$8,651	6.80	%(d)	1.00	%(d)	(3.55	%)(d)	2.25	%(d)	37%

Semi-Annual Report | December 31, 2013	29

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

1. Organization

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers five separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of December 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2013. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

30	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

The following is a summary of the inputs used as of December 31, 2013 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks*	$390,615,640	$–	$–	$390,615,640
Short Term Investments	15,196,393	–	–	15,196,393
Total	$405,812,033	$–	$–	$405,812,033

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks*	$2,572,566,061	$–	$–	$2,572,566,061
Short Term Investments	11,915,598	–	–	11,915,598
Total	$2,584,481,659	$–	$–	$2,584,481,659

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks*	$9,178,726	$–	$–	$9,178,726
Short Term Investments	463,056	–	–	463,056
Total	$9,641,782	$–	$–	$9,641,782

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks*	$23,491,147	$–	$–	$23,491,147
Short Term Investments	1,918,819	–	–	1,918,819
Total	$25,409,966	$–	$–	$25,409,966

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks*	$48,369,716	$–	$–	$48,369,716
Promissory Notes	–	1,986,027	–	1,986,027
Short Term Investments	2,047,378	–	–	2,047,378
Total	$50,417,094	$1,986,027	$–	$52,403,121

*	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

c)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

d)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

e)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Semi-Annual Report | December 31, 2013	31

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

2. Significant Accounting Policies (continued)

f)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

g)	Dividend and Distribution – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

h)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

i)	Foreign Currency Transactions – The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.

j)	Offering and Organization Costs – The Cullen Value Fund and Cullen Emerging Markets High Dividend Fund incurred offering costs during the period ended December 31, 2013 in conjunction with their respective commencements of operations. These offering costs, including fees for printing initial prospectuses, legal, and registration fees were paid by Cullen Capital Management LLC (the “Investment Adviser”).

k)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

3. Capital Share Transactions

Share transactions were as follows:

	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Cullen International High Dividend Fund
Retail
Shares sold	809,823	3,316,902
Dividends reinvested	34,024	98,146
Shares redeemed	(1,253,037)	(2,059,738)
Net increase/(decrease) in shares outstanding	(409,190)	1,355,310
Class C
Shares sold	131,506	67,846
Dividends reinvested	1,083	2,661
Shares redeemed	(53,464)	(65,324)
Net increase in shares outstanding	79,125	5,183

32	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Class I
Shares sold	10,333,323	22,535,142
Dividends reinvested	68,284	147,662
Shares redeemed	(5,496,306)	(3,214,004)
Net increase in shares outstanding	4,905,301	19,468,800
Class R1
Shares sold	104	3,369
Dividends reinvested	33	105
Shares redeemed	–	(2)
Net increase in shares outstanding	137	3,472
Class R2
Shares sold	211	728
Dividends reinvested	34	100
Shares redeemed	(42)	(171)
Net increase in shares outstanding	203	657

Cullen High Dividend Equity Fund
Retail
Shares sold	3,703,729	13,577,202
Dividends reinvested	315,868	563,762
Shares redeemed	(4,398,605)	(11,809,733)
Net increase/(decrease) in shares outstanding	(379,008)	2,331,231
Class C
Shares sold	326,528	2,779,834
Dividends reinvested	37,072	55,258
Shares redeemed	(367,293)	(417,254)
Net increase/(decrease) in shares outstanding	(3,693)	2,417,838
Class I
Shares sold	12,251,338	50,030,149
Dividends reinvested	888,888	1,600,177
Shares redeemed	(19,774,302)	(42,525,288)
Net increase/(decrease) in shares outstanding	(6,634,076)	9,105,038
Class R1
Shares sold	5,517	413,179
Dividends reinvested	3,003	2,687
Shares redeemed	(630)	(142,077)
Net increase in shares outstanding	7,890	273,789
Class R2
Shares sold	161,490	49,171
Dividends reinvested	1,404	678
Shares redeemed	(21,938)	(2,909)
Net increase in shares outstanding	140,956	46,940

Cullen Small Cap Value Fund
Retail
Shares sold	7,566	139,397
Dividends reinvested	2,097	4,433
Shares redeemed	(24,054)	(141,623)
Net increase/(decrease) in shares outstanding	(14,391)	2,207

Semi-Annual Report | December 31, 2013	33

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Class C
Shares sold	252	4,980
Dividends reinvested	99	303
Shares redeemed	(1,559)	(10,094)
Net decrease in shares outstanding	(1,208)	(4,811)
Class I
Shares sold	20,959	177,319
Dividends reinvested	5,143	8,893
Shares redeemed	(17,839)	(222,799)
Net increase/(decrease) in shares outstanding	8,263	(36,587)

	Six Months Ended December 31, 2013 (Unaudited)	Period August 31, 2012 (Inception) to June 30, 2013
Cullen Value Fund
Retail
Shares sold	1,685	15,641
Dividends reinvested	281	104
Shares redeemed	(2,622)	–
Net increase/(decrease) in shares outstanding	(656)	15,745
Class C
Shares sold	–	23,245
Dividends reinvested	280	44
Shares redeemed	(4,312)	–
Net increase/(decrease) in shares outstanding	(4,032)	23,289
Class I
Shares sold	8,362	2,280,961
Dividends reinvested	39,281	23,714
Shares redeemed	(27,747)	(368,481)
Net increase in shares outstanding	19,896	1,936,194

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	1,424,131	509,141
Dividends reinvested	10,183	3,062
Shares redeemed	(177,027)	(11,079)
Net increase in shares outstanding	1,257,287	501,124
Class C
Shares sold	56,382	308,698
Dividends reinvested	2,083	1,564
Shares redeemed	(316)	(4,927)
Net increase in shares outstanding	58,149	305,335
Class I
Shares sold	1,905,855	835,208
Dividends reinvested	19,696	3,378
Shares redeemed	(120,674)	(20,410)
Net increase in shares outstanding	1,804,877	818,176

34	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2013 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$111,369,781	$70,342,134
Cullen High Dividend Equity Fund	54,967,094	31,511,326
Cullen Small Cap Value Fund	1,088,043	1,572,326
Cullen Value Fund	–	989,908
Cullen Emerging Markets High Dividend Fund	40,614,001	8,441,114

5. Federal Tax Information

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of December 31, 2013.

As of June 30, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$29,614	$(21,037,706)	$13,737	$17,068,680	$(3,925,675)
Cullen High Dividend Equity Fund	581	(25,670,016)	–	471,356,183	445,686,748
Cullen Small Cap Value Fund	–	(133,834)	(15,372)	1,693,566	1,544,360
Cullen Value Fund	343,094	–	–	2,582,209	2,925,303
Cullen Emerging Markets High Dividend Fund	17,737	(13,084)	(6,995)	(401,583)	(403,925)

As of December 31, 2013 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes*
Cullen International High Dividend Fund	$69,915,781	$(4,219,957)	$65,695,824	$340,303,775
Cullen High Dividend Equity Fund	725,272,304	(24,024,511)	701,247,793	1,900,328,406
Cullen Small Cap Value Fund	3,166,383	(404,359)	2,762,024	6,883,019
Cullen Value Fund	6,221,285	(8,368)	6,212,917	19,197,049
Cullen Emerging Markets High Dividend Fund	3,826,456	(1,569,873)	2,256,583	50,166,421

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Cullen International High Dividend Fund	$1	$(164,732)	$164,731
Cullen High Dividend Equity Fund	(214,119)	388,213	(174,094)
Cullen Small Cap Value Fund	(1,378)	1,207	171
Semi-Annual Report | December 31, 2013	35

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

Fund	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Cullen Value Fund	$(536)	$299	$237
Cullen Emerging Markets High Dividend Fund	(452)	(9,641)	10,093

At June 30, 2013, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

Fund	Expiring in 2017	Expiring in 2018	Expiring in 2019	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$1,150,342	$17,096,391	$–	$1,403,299	$1,387,674	$21,037,706
Cullen High Dividend Equity Fund	–	22,877,376	2,792,640	–	–	25,670,016
Cullen Small Cap Value Fund	–	–	–	–	128,208	128,208

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen High Dividend Equity Fund utilized $49,919,999 of capital losses to offset taxable capital gains realized during the year ended June 30, 2013. The Cullen Small Cap Value Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $5,626 and $13,084, respectively, as having been incurred in the following fiscal year June 30, 2014. The Cullen Small Cap Value Fund elected to treat late year ordinary losses of $15,372 as having been incurred in the following fiscal year June 30, 2014.

The tax composition of dividends paid during the year ended June 30, 2013 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$6,164,743	$–	$–
Cullen High Dividend Equity Fund	58,467,619	–	–
Cullen Small Cap Value Fund	29,682	144,173	1,378
Cullen Value Fund	254,943	–	–
Cullen Emerging Markets High Dividend Fund	99,956	–	–

6. Investment Advisory and Other Agreements

The Trust has an agreement with the Investment Adviser, with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Adviser for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2014, the Investment Adviser has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; and the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively. For a period of three years after the year in which the Investment Adviser reimburses expenses, the Investment Adviser may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

36	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

As of June 30, 2013, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2014	2015	2016
Cullen International High Dividend Fund
Retail	$249,306	$190,793	$141,000
Class C	10,155	10,020	6,616
Class I	116,838	193,308	425,591
Class R1	206	214	214
Class R2	172	254	189
Total	$376,677	$394,589	$573,610

	Expiring June 30,
Fund/Class	2014	2015	2016
Cullen High Dividend Fund
Retail	$931,650	$1,274,105	$1,630,120
Class C	94,485	118,180	229,551
Class I	2,219,656	4,502,635	6,581,395
Class R1	187	543	7,506
Class R2	182	395	1,576
Total	$3,246,160	$5,895,858	$8,450,148

	Expiring June 30,
Fund/Class	2014	2015	2016
Cullen Small Cap Value Fund
Retail	$85,161	$87,751	$87,777
Class C	7,080	8,696	6,752
Class I	197,573	227,609	202,679
Total	$289,814	$324,056	$297,208

Expiring June 30,
Fund/Class	2016
Cullen Value Fund
Retail	$1,742
Class C	2,891
Class I	266,268
Total	$270,901

Expiring June 30,
Fund/Class	2016
Cullen Emerging Markets High Dividend Fund
Retail	$53,734
Class C	49,819
Class I	135,954
Total	$239,507

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

Semi-Annual Report | December 31, 2013	37

Cullen Funds Trust	Notes to Financial Statements
December 31, 2013 (Unaudited)

7. Distribution Plan

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. Shareholder Services Fee

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. Significant Shareholders

At December 31, 2013, the Cullen Small Cap Value Fund had an affiliated shareholder who held 19.75%, and the Cullen Value Fund had two affiliated shareholders who held 17.11% and 7.51%, respectively, of each Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

11. Subsequent Events

Shareholder Distributions for the Cullen High Dividend Equity Fund:

On January 31, 2014 the Cullen High Dividend Equity Fund paid regularly scheduled distributions in the amount of $0.00079 and $0.00436 per share in the Retail Class and Class I, respectively, to shareholders of record as of January 29, 2014.

38	www.cullenfunds.com

Cullen Funds Trust	Additional Information
December 31, 2013 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Semi-Annual Report | December 31, 2013	39

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

CUSTODIAN
State Street Global Services
One Lincoln Street
Boston, MA 02111

Must be accompanied or preceded by a prospectus.
ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
President

Date:	March 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
President

Date:	March 5, 2014

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 5, 2014